Cost Reduction Actions (Tables)	12 Months Ended
Dec. 31, 2011
Cost Reduction Actions [Abstract]
Cost Reduction Actions

Severance and lease cancellation costs under these restructuring actions were recorded to “Other current liabilities” in the Consolidated Balance Sheets. Asset impairments were based on the estimated market value of the assets. Restructuring charges and payments/settlements during 2011 and 2010 were as follows:

(In millions)	Accrual at January 1, 2011	2011 Charges	2011 Cash Payments	2011 Non-cash Settlements	Currency translation	Accrual at December 31, 2011

Prior restructuring actions	$.1	$.1	$(.2)	$–	$–	$–
Q4 2008 — Q2 2010
Severance and related costs	2.4	(2.1)	(1.0)	–	.7	–
Lease cancellation costs	.6	–	(.6)	–	–	–
Q3 2010 — Q4 2010
Severance and related costs	7.6	–	(7.3)	–	(.1)	.2
Lease cancellation costs	1.1	(.1)	(1.0)	–	–	–
2011
Severance and related costs	–	37.4	(24.4)	–	(.3)	12.7
Lease cancellation costs	–	2.9	(1.1)	–	–	1.8
Asset impairment	–	7.0	–	(7.0)	–	–
	$11.8	$45.2	$(35.6)	$(7.0)	$.3	$14.7

(In millions)	Accrual at January 2, 2010	2010 Charges	2010 Cash Payments	2010 Non-cash Settlements	Currency translation	Accrual at January 1, 2011

Prior restructuring actions	$2.4	$(.2)	$(2.1)	$–	$–	$.1
Q4 2008 — Q2 2010
Severance and related costs	33.0	5.5	(33.6)	–	(2.5)	2.4
Lease cancellation costs	1.5	–	(.9)	–	–	.6
Asset impairment	–	1.2	–	(1.2)	–	–
Q3 2010 — Q4 2010
Severance and related costs	–	9.9	(2.4)	–	.1	7.6
Lease cancellation costs	–	1.2	(.1)	–	–	1.1
Asset impairment	–	1.4	–	(1.4)	–	–
	$36.9	$19.0	$(39.1)	$(2.6)	$(2.4)	$11.8

Summary of restructuring costs in continuing operations

The table below shows the total amount of costs incurred by reportable segment and other businesses in connection with these restructuring actions during the last three years. Restructuring costs in continuing operations are included in “Other expense, net” in the Consolidated Statements of Operations.

(In millions)	2011	2010	2009

Restructuring costs by segment:
Pressure-sensitive Materials	$16.4	$5.8	$34.8
Retail Branding and Information Solutions	19.9	4.0	51.7
Other specialty converting businesses	8.2	2.9	29.3
Continuing operations	$44.5	$12.7	$115.8
Discontinued operations	$.7	$6.3	$13.3
	$45.2	$19.0	$129.1